TAXATION - Income tax recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Expected income tax recovery	$ (436,243)	$ (831,217)	$ (1,080,139)
Impact of difference in tax rates and other	1,632	5,098	240,010
Share-based compensation	63,259	246,040	129,976
Deferred income taxes not recognized	371,502	580,229	710,308
Total of income tax expense	$ 150	$ 150	$ 155
Income tax rate	27.00%	27.00%	27.00%
USA
TAXATION
Income tax rate	21.00%	21.00%	21.00%
Nevada
TAXATION
Income tax rate	0.00%	0.00%	0.00%